Equity Compensation - Summary of Changes to Stock Options Outstanding (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares
Disclosure Of Changes To Stock Options Outstanding [Abstract]
Number of Options, Balance Outstanding | shares	5,152	5,306
Number of Options, Granted | shares		90
Number of Options, Exercised | shares	(1,203)	(176)
Number of Options, Forfeited | shares		(44)
Number of Options, Expired | shares	(218)	(24)
Number of Options, Balance Outstanding | shares	3,731	5,152
Weighted Average Exercise Price, Balance Outstanding | $	$ 5.02	$ 4.85
Weighted Average Exercise Price, Granted | $		9.54
Weighted Average Exercise Price, Exercised | $	(2.60)	(1.59)
Weighted Average Exercise Price, Forfeited | $		(7.72)
Weighted Average Exercise Price, Expired | $	(6.41)	(6.23)
Weighted Average Exercise Price, Balance Outstanding | $	$ 5.94	$ 5.02